UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07458

                                                     Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                                 Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                                 Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-703-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—82.1%

	Brazil—1.5%
14,719,275	Banco Santander Brasil SA, ADR	$91,553,891

	Canada—0.9%
750,000	National Bank of Canada	53,348,500

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,572,132

	Finland—0.6%
496,600	Kone Oyj, Class B	39,408,088

	France—9.6%
7,719,256	CNP Assurances	110,623,404
2,181,535	Safran SA	113,781,121
1,518,400	SCOR SE	46,529,766
712,949	Teleperformance SA	34,270,335
4,520,000	Total SA	220,353,819
1,256,600	Vallourec SA	63,498,057

		589,056,502

	Germany—8.3%
3,726,000	Axel Springer AG	158,737,131
1,936,000	Henkel AG & Company, KGaA	151,619,612
652,000	Krones AG	46,349,867
42,354	KSB AG	25,322,002
699,000	Muenchener Rueckversicherungs AG	128,475,277

		510,503,889

	Hong Kong—0.2%
434,500	Jardine Strategic Holdings Ltd.	15,772,350
59,000	Miramar Hotel & Investment	73,556

		15,845,906

	Italy—0.6%
144,268	Buzzi Unicem SpA	2,164,057
4,795,392	SOL SpA(b)	32,381,924

		34,545,981

	Japan—3.3%
1,987,000	Fujitec Company Ltd.	19,883,002
213,000	Fukuda Denshi Company Ltd.	7,805,104
720,100	Hi-Lex Corporation	14,063,462
1,577,500	Honda Motor Company Ltd.	58,520,033
1,111,100	Kuroda Electric Company Ltd.	14,775,891
73,800	Lintec Corporation	1,330,606
69,100	Mandom Corporation	2,295,566
216,700	Medikit Company Ltd.	7,166,250
61,600	Mitsubishi Tanabe Pharma Corporation	796,859
2,116,000	NGK Spark Plug Company Ltd.	42,305,089
162,780	Nippon Kanzai Company Ltd.	2,358,085
72,700	Ryoyo Electro Corporation	594,276
94,300	Sangetsu Company Ltd.	2,356,195
100,400	SEC Carbon Ltd.	322,420
400,000	Shinko Shoji Company Ltd.	3,414,708
375,300	T. Hasegawa Company Ltd.	5,387,605
978,400	Takata Corporation	21,087,778

Shares		Value (Note 1)

	Japan (continued)
200,000	Tomen Electronics Corporation	$2,357,678

		206,820,607

	Mexico—1.7%
4,101,128	Arca Continental SAB de CV	31,270,438
532,995	Coca-Cola Femsa SA de CV, Sponsored ADR(c)	74,773,869

		106,044,307

	Netherlands—9.8%
2,093,000	Akzo Nobel NV	117,842,114
3,160,000	Heineken Holding NV	177,054,802
6,051,190	Royal Dutch Shell PLC, Class A	193,062,028
930,000	Telegraaf Media Groep NV, CVA(d)	13,889,799
6,434,000	TNT Express NV	48,188,930
1,368,000	Unilever NV, CVA	53,799,251

		603,836,924

	Norway—0.9%
24,550	Ekornes ASA	389,998
1,277,000	Schibsted ASA	54,877,507

		55,267,505

	Singapore—2.6%
7,303,000	DBS Group Holdings Ltd.	89,250,572
4,428,800	United Overseas Bank Ltd.	69,349,498

		158,600,070

	South Korea—0.4%
150,900	Daegu Department Store Company Ltd.	1,975,356
90,974	Hanil Cement Company Ltd.	4,038,686
141,713	Samchully Company Ltd.	15,572,857
9,442	Samyang Genex Company Ltd.	667,194
4,489	Samyang Holdings Corporation	340,787

		22,594,880

	Spain—1.3%
9,086,000	Mediaset España Comunicacion SA(d)	79,011,777

	Sweden—0.0%(a)
63,360	Cloetta Fazer AB, B Shares(d)	169,913

	Switzerland—16.3%
388,000	CIE Financiere Richemont AG	34,262,432
218,165	Coltene Holding AG(b)	10,387,712
336,100	Daetwyler Holding AG, Bearer	35,345,294
10,000	Loeb Holding AG	1,775,617
2,781,120	Nestle SA, Registered	182,096,268
80	Neue Zuercher Zeitung(d)	465,043
3,002,000	Novartis AG, Registered	212,898,800
53,473	Phoenix Mecano AG(b)	25,955,161
185,918	PubliGroupe SA, Registered(b)	22,793,942
984,000	Roche Holding AG	244,400,993
248,117	Siegfried Holding AG(b)	33,514,086
432,618	Tamedia AG	45,724,040
608,700	Zurich Insurance Group AG	157,619,299

		1,007,238,687

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

Shares		Value (Note 1)

	Thailand—1.0%
9,089,500	Bangkok Bank Public Company Ltd., NVDR	$59,785,846

	United Kingdom—12.1%
1,521,000	AGA Rangemaster Group PLC(d)	1,903,182
1,782,000	BBA Aviation PLC	7,570,384
1,325,000	British American Tobacco PLC	67,673,804
5,464,262	Daily Mail & General Trust PLC, Class A	63,773,059
5,634,635	Diageo PLC, Sponsored ADR	160,664,804
33,721,485	G4S PLC	117,838,248
200,000	GlaxoSmithKline PLC	4,999,013
2,869,114	Hays PLC	3,870,712
1,397,625	Headlam Group PLC	7,578,161
6,715,287	HSBC Holdings PLC	69,461,805
1,058,373	Imperial Tobacco Group PLC	36,599,125
370,900	Pearson PLC	6,587,351
3,346,355	Provident Financial PLC	75,572,505
4,891,800	TT Electronics PLC	11,351,604
2,700,000	Unilever PLC	109,010,649

		744,454,406

	United States—11.0%
75,700	American National Insurance Company	7,529,879
1,094,821	Baxter International, Inc.	75,838,251
436	Berkshire Hathaway Inc., Class A(d)	73,509,600
301	Berkshire Hathaway Inc., Class B(d)	33,688
1,388,300	Cisco Systems, Inc.	33,749,573
587,000	ConocoPhillips	35,513,500
1,258,435	Devon Energy Corporation	65,287,608
76,000	Google Inc., Class A(d)	66,908,120
1,852,170	Halliburton Company	77,272,532
865,835	Johnson & Johnson	74,340,593
1,373,501	Joy Global, Inc.	66,656,004
63,747	National Oilwell Varco, Inc.	4,392,168
918,700	Philip Morris International, Inc.	79,577,794
293,500	Phillips 66	17,290,085

		677,899,395

	TOTAL COMMON STOCKS (Cost $3,236,359,407)	5,057,559,206

Shares		Value (Note 1)

	PREFERRED STOCKS—0.2%

	Croatia—0.1%
166,388	Adris Grupa d.d.	$8,188,300

	Germany—0.1%
314,700	Villeroy & Boch AG	3,517,938

	TOTAL PREFERRED STOCKS (Cost $12,253,786)	11,706,238

	REGISTERED INVESTMENT COMPANY—14.2%
876,963,665	Dreyfus Government Prime Cash Management (Cost $876,963,665)	876,963,665

Face Value

	U.S. TREASURY BILLS—2.2%
$125,000,000	0.077%(e) due 10/31/13(c)	124,976,750
12,000,000	0.122%(e) due 08/15/13	11,999,359

	TOTAL U.S. TREASURY BILLS (Cost $136,966,210)	136,976,109

TOTAL INVESTMENTS (Cost $4,262,543,068)	98.7%	6,083,205,218
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.2	75,381,514
OTHER ASSETS AND LIABILITIES (Net)	0.1	4,479,896

NET ASSETS	100.0%	$6,163,066,628

(a)	Amount represents less than 0.1% of net assets.
(b)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(c)	All or a portion of this security has been segregated to cover certain open forward contracts. At June 30, 2013, liquid assets totaling $174,755,269 have been segregated to cover such open forward contracts.
(d)	Non-income producing security.
(e)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

Common Stocks:
Energy	10.0%
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Insurance	8.5
Media	7.2
Beverage	7.2
Capital Goods	7.2
Banks	7.0
Food	5.6
Tobacco	3.0
Materials	2.6
Commercial Services & Supplies	2.6
Household & Personal Products	2.5
Automobiles & Components	2.2
Health Care Equipment & Services	1.6
Technology Hardware & Equipment	1.3
Diversified Financials	1.2
Software & Services	1.1
Transportation	0.9
Consumer Durables & Apparel	0.6
Utilities	0.3
Retailing	0.2

Total Common Stocks	82.1
Preferred Stocks	0.2
Registered Investment Company	14.2
U.S. Treasury Bills	2.2
Unrealized Appreciation on Forward Contracts (Net)	1.2
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

June 30, 2013 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/13 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY(a)
20,000,000	Great Britain Pound Sterling	SSB	8/7/13	$30,688,200	$30,325,622	$(362,578)
5,000,000	Great Britain Pound Sterling	NTC	10/22/13	7,701,250	7,577,862	(123,388)
15,000,000	Swiss Franc	NTC	8/7/13	16,258,048	15,858,802	(399,246)
23,000,000	Swiss Franc	BNY	10/22/13	24,946,040	24,336,296	(609,744)
10,000,000	Swiss Franc	BNY	10/22/13	10,724,435	10,580,998	(143,437)
125,000,000	Thailand Baht	BNY	8/13/13	4,049,239	4,020,042	(29,197)

TOTAL				$94,367,212	$92,699,622	$(1,667,590)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
6,000,000	Canadian Dollar	NTC	8/12/13	$(5,951,200)	$(5,681,119)	$270,081
8,000,000	Canadian Dollar	SSB	1/21/14	(8,055,583)	(7,544,784)	510,799
20,000,000	Canadian Dollar	JPM	6/2/14	(19,239,094)	(18,800,286)	438,808
20,000,000	Canadian Dollar	JPM	7/2/14	(18,816,269)	(18,785,829)	30,440
40,000,000	European Union Euro	BNY	8/7/13	(49,471,998)	(52,003,095)	(2,531,097)
50,000,000	European Union Euro	SSB	10/1/13	(65,236,500)	(65,020,816)	215,684
75,000,000	European Union Euro	SSB	10/8/13	(96,728,625)	(97,534,865)	(806,240)
130,000,000	European Union Euro	SSB	10/22/13	(168,950,597)	(169,073,053)	(122,456)
90,000,000	European Union Euro	SSB	10/24/13	(118,559,705)	(117,051,823)	1,507,882
100,000,000	European Union Euro	NTC	10/28/13	(130,645,007)	(130,060,355)	584,652
50,000,000	European Union Euro	NTC	10/31/13	(65,050,001)	(65,031,219)	18,782
50,000,000	European Union Euro	SSB	11/4/13	(64,980,501)	(65,032,606)	(52,105)
65,000,000	European Union Euro	NTC	12/2/13	(84,624,155)	(84,555,166)	68,989
50,000,000	European Union Euro	BNY	1/21/14	(66,947,498)	(65,062,918)	1,884,580
100,000,000	European Union Euro	JPM	2/3/14	(134,050,000)	(130,137,503)	3,912,497
55,000,000	European Union Euro	JPM	2/18/14	(73,931,548)	(71,583,033)	2,348,515

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/13 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
60,000,000	European Union Euro	NTC	2/24/14	$(80,190,597)	$(78,093,813)	$2,096,784
80,000,000	European Union Euro	BNY	4/8/14	(102,976,006)	(104,155,979)	(1,179,973)
20,000,000	European Union Euro	NTC	4/15/14	(26,089,001)	(26,040,253)	48,748
25,000,000	European Union Euro	NTC	7/2/14	(32,818,748)	(32,569,072)	249,676
20,000,000	Great Britain Pound Sterling	SSB	8/7/13	(31,348,496)	(30,325,622)	1,022,874
45,000,000	Great Britain Pound Sterling	NTC	10/22/13	(72,195,746)	(68,200,758)	3,994,988
30,000,000	Great Britain Pound Sterling	JPM	10/28/13	(47,931,897)	(45,465,714)	2,466,183
20,000,000	Great Britain Pound Sterling	SSB	12/2/13	(31,982,402)	(30,304,778)	1,677,624
25,000,000	Great Britain Pound Sterling	BNY	12/9/13	(39,998,250)	(37,879,520)	2,118,730
13,000,000	Great Britain Pound Sterling	NTC	2/18/14	(20,335,767)	(19,690,121)	645,646
25,000,000	Great Britain Pound Sterling	JPM	2/24/14	(38,661,250)	(37,864,463)	796,787
30,000,000	Great Britain Pound Sterling	SSB	3/11/14	(45,037,497)	(45,433,890)	(396,393)
45,000,000	Great Britain Pound Sterling	NTC	4/8/14	(68,176,796)	(68,141,070)	35,726
45,000,000	Great Britain Pound Sterling	NTC	4/15/14	(68,608,571)	(68,138,613)	469,958
25,000,000	Great Britain Pound Sterling	BNY	5/6/14	(38,652,250)	(37,850,690)	801,560
25,000,000	Great Britain Pound Sterling	BNY	5/7/14	(38,767,498)	(37,850,495)	917,003
5,175,000,000	Japanese Yen	JPM	8/30/13	(64,930,991)	(52,111,119)	12,819,872
2,000,000,000	Japanese Yen	BNY	9/13/13	(24,542,889)	(20,141,248)	4,401,641
2,400,000,000	Japanese Yen	BNY	5/19/14	(29,809,961)	(24,244,532)	5,565,429
4,500,000,000	Japanese Yen	JPM	6/30/14	(53,078,556)	(45,491,226)	7,587,330
1,850,000,000	Japanese Yen	JPM	8/19/14	(20,030,750)	(18,728,760)	1,301,990
1,455,000,000	Japanese Yen	SSB	11/4/14	(14,959,132)	(14,762,508)	196,624
600,000,000	Mexican Peso	NTC	11/5/13	(44,107,917)	(45,538,114)	(1,430,197)
250,000,000	Mexican Peso	SSB	2/4/14	(19,098,548)	(18,830,494)	268,054
500,000,000	Mexican Peso	BNY	2/24/14	(38,102,786)	(37,598,356)	504,430
80,000,000	Norwegian Krone	BNY	11/4/13	(13,689,020)	(13,042,045)	646,975
155,000,000	Norwegian Krone	SSB	2/24/14	(27,482,270)	(25,177,018)	2,305,252
70,000,000	Norwegian Krone	BNY	5/28/14	(11,797,421)	(11,336,961)	460,460
24,000,000	Singapore Dollar	SSB	12/9/13	(19,668,746)	(18,927,723)	741,023
35,000,000	Singapore Dollar	JPM	2/18/14	(28,234,914)	(27,605,168)	629,746
37,000,000	Singapore Dollar	JPM	5/6/14	(29,923,170)	(29,185,104)	738,066
36,000,000	Singapore Dollar	JPM	5/28/14	(28,626,637)	(28,397,057)	229,580
30,000,000	Singapore Dollar	BNY	7/2/14	(23,437,500)	(23,666,484)	(228,984)
17,000,000,000	South Korean Won	JPM	10/8/13	(15,017,668)	(14,818,904)	198,764
15,000,000	Swiss Franc	NTC	8/7/13	(15,540,499)	(15,858,802)	(318,303)
70,000,000	Swiss Franc	BNY	10/22/13	(75,504,261)	(74,066,989)	1,437,272
100,000,000	Swiss Franc	JPM	10/24/13	(109,110,747)	(105,812,693)	3,298,054
95,000,000	Swiss Franc	BNY	10/28/13	(103,055,878)	(100,527,207)	2,528,671
60,000,000	Swiss Franc	SSB	10/31/13	(64,731,902)	(63,493,307)	1,238,595
60,000,000	Swiss Franc	JPM	11/4/13	(64,693,514)	(63,496,558)	1,196,956
25,000,000	Swiss Franc	BNY	12/2/13	(27,124,381)	(26,466,428)	657,953
25,000,000	Swiss Franc	NTC	12/9/13	(27,150,304)	(26,468,841)	681,463
50,000,000	Swiss Franc	NTC	1/21/14	(55,096,419)	(52,972,645)	2,123,774
40,000,000	Swiss Franc	BNY	2/18/14	(43,806,812)	(42,397,988)	1,408,824
80,000,000	Swiss Franc	NTC	2/24/14	(87,052,090)	(84,804,497)	2,247,593
50,000,000	Swiss Franc	NTC	5/28/14	(51,616,100)	(53,085,860)	(1,469,760)
500,000,000	Thailand Baht	BNY	8/13/13	(15,531,568)	(16,080,169)	(548,601)
900,000,000	Thailand Baht	BNY	5/20/14	(29,654,036)	(28,582,007)	1,072,029
500,000,000	Thailand Baht	JPM	6/2/14	(16,382,700)	(15,869,903)	512,797

TOTAL				$(3,247,599,140)	$(3,170,550,036)	$77,049,104

Unrealized Appreciation on Forward Contracts (Net)						$75,381,514

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—80.0%

	Australia—0.5%
536,701	Metcash Ltd.	$1,729,266

	Brazil—1.7%
856,500	Banco Santander Brasil SA, ADR	5,327,430

	Finland—0.4%
14,447	Kone Oyj, Class B	1,146,453

	France—10.1%
194,310	CNP Assurances	2,784,625
125,921	Safran SA	6,567,592
138,058	SCOR SE	4,230,642
116,167	Teleperformance SA	5,583,965
215,300	Total SA	10,496,056
55,104	Vallourec SA	2,784,495

		32,447,375

	Germany—6.9%
158,568	Axel Springer AG	6,755,402
57,210	Henkel AG & Company, KGaA	4,480,454
26,726	Krones AG	1,899,918
29,038	Muenchener Rueckversicherungs AG	5,337,146
36,984	Siemens AG	3,732,917

		22,205,837

	Hong Kong—0.3%
20,587	Jardine Strategic Holdings Ltd.	747,308
109,796	Miramar Hotel & Investment	136,885

		884,193

	Italy—1.3%
113,408	Buzzi Unicem SpA	1,701,149
50,853	Davide Campari-Milano SpA	367,853
79,458	Eni SpA	1,629,812
66,455	SOL SpA	448,752

		4,147,566

	Japan—3.6%
48,800	Canon, Inc.	1,589,249
51,200	Honda Motor Company Ltd.	1,899,351
61,700	Lintec Corporation	1,112,445
21,700	Mandom Corporation	720,894
111,400	Mitsubishi Tanabe Pharma Corporation	1,441,073
14,500	Nagase & Company Ltd.	184,653
96,000	NGK Spark Plug Company Ltd.	1,919,324
20,200	Nihon Kagaku Sangyo Company Ltd.	142,347
9,900	Nippon Kanzai Company Ltd.	143,415
14,500	Ryoyo Electro Corporation	118,528
23,900	SEC Carbon Ltd.	76,751
40,100	Shinko Shoji Company Ltd.	342,325
9,400	T. Hasegawa Company Ltd.	134,941
79,100	Takata Corporation	1,704,868
7,300	Tomen Electronics Corporation	86,055

		11,616,219

	Mexico—0.4%
150,143	Arca Continental SAB de CV	1,144,816

Shares		Value (Note 1)

	Netherlands—9.4%
80,902	Akzo Nobel NV	$4,555,023
58,943	Heineken Holding NV	3,302,576
57,932	Heineken NV	3,686,075
291,804	Royal Dutch Shell PLC, Class A	9,309,944
412,650	TNT Express NV	3,090,638
160,433	Unilever NV, CVA	6,309,339

		30,253,595

	New Zealand—0.2%
328,666	Nuplex Industries Ltd.	736,105

	Norway—0.6%
42,980	Schibsted ASA	1,847,013

	Singapore—3.2%
367,600	DBS Group Holdings Ltd.	4,492,470
950,893	Metro Holdings Ltd.	701,005
329,389	United Overseas Bank Ltd.	5,157,822

		10,351,297

	South Korea—1.1%
22,040	Daegu Department Store Company Ltd.	288,515
13,960	S&T Holdings Company Ltd.	193,133
17,600	Samchully Company Ltd.	1,934,066
11,744	Samyang Genex Company Ltd.	829,860
5,585	Samyang Holdings Corporation	423,992

		3,669,566

	Spain—1.1%
388,765	Mediaset España Comunicacion SA(a)	3,380,697

	Switzerland—13.3%
113,335	ABB Ltd.	2,456,800
17,047	Coltene Holding AG	811,676
102,067	Nestle SA, Registered	6,682,926
129,444	Novartis AG, Registered	9,180,037
4,180	Phoenix Mecano AG	2,028,922
867	PubliGroupe SA, Registered	106,296
46,300	Roche Holding AG	11,499,762
18,059	Schindler Holding AG	2,443,114
2,135	Siegfried Holding AG	288,382
665	Tamedia AG	70,285
26,799	Zurich Insurance Group AG	6,939,444

		42,507,644

	Thailand—0.8%
369,189	Bangkok Bank Public Company Ltd., NVDR	2,428,327

	United Kingdom—15.6%
568,093	BAE Systems PLC	3,300,010
30,700	British American Tobacco PLC	1,567,989
426,833	Daily Mail & General Trust PLC, Class A	4,981,541
259,321	Diageo PLC, Sponsored ADR	7,394,225
1,706,400	G4S PLC	5,962,940
246,000	GlaxoSmithKline PLC	6,148,787
1,134,750	Hays PLC	1,530,886
213,814	Headlam Group PLC	1,159,336

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2013 (Unaudited)

Shares		Value (Note 1)

	United Kingdom (continued)
704,223	HSBC Holdings PLC	$7,284,365
111,082	Imperial Tobacco Group PLC	3,841,277
167,000	Pearson PLC	2,965,995
71,595	Provident Financial PLC	1,616,868
366,041	Tesco PLC	1,839,838
144,469	TT Electronics PLC	335,246

		49,929,303

	United States—9.5%
11,431	Baxter International, Inc.	791,825
29,399	ConocoPhillips	1,778,640
70,900	Halliburton Company	2,957,948
106,257	Johnson & Johnson	9,123,226
122,787	Joy Global, Inc.	5,958,853
5,598	Mastercard, Inc., Class A	3,216,051
45,600	National Oilwell Varco, Inc.	3,141,840
31,061	Philip Morris International, Inc.	2,690,504
14,700	Phillips 66	865,977

		30,524,864

	TOTAL COMMON STOCKS (Cost $227,254,392)	256,277,566

Shares		Value (Note 1)

	PREFERRED STOCKS—0.1%

	Germany—0.1%
648	KSB AG (Cost $341,191)	$364,885

	REGISTERED INVESTMENT COMPANY—16.0%
51,211,683	Dreyfus Government Prime Cash Management (Cost $51,211,683)	51,211,683

TOTAL INVESTMENTS (Cost $278,807,266)	96.1%	307,854,134
OTHER ASSETS AND LIABILITIES (Net)	3.9	12,558,094

NET ASSETS	100.0%	$320,412,228

(a)	Non-income producing security.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

June 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.8%
Capital Goods	9.9
Energy	9.4
Banks	7.7
Media	6.3
Insurance	6.0
Beverage	5.0
Food	4.4
Commercial Services & Supplies	4.1
Materials	2.8
Tobacco	2.5
Automobiles & Components	1.7
Household & Personal Products	1.6
Technology Hardware & Equipment	1.4
Food & Staples Retailing	1.1
Software & Services	1.0
Transportation	1.0
Retailing	0.7
Utilities	0.6
Diversified Financials	0.5
Health Care Equipment & Services	0.5

Total Common Stocks	80.0
Preferred Stocks	0.1
Registered Investment Company	16.0
Other Assets and Liabilities (Net)	3.9

Net Assets	100.0%

Portfolio Composition

June 30, 2013 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—88.0%

	Brazil—1.3%
1,269,157	Banco Santander Brasil SA, ADR	$7,894,157

	France—4.6%
360,300	CNP Assurances	5,163,401
448,700	Total SA	21,874,504

		27,037,905

	Germany—5.9%
164,718	Axel Springer AG	7,017,408
193,000	Henkel AG & Company, KGaA	15,114,972
36,000	Krones AG	2,559,195
53,330	Muenchener Rueckversicherungs AG	9,801,984

		34,493,559

	Japan—1.4%
148,100	Canon, Inc.	4,823,109
87,000	Honda Motor Company Ltd.	3,227,412

		8,050,521

	Netherlands—8.1%
72,500	Akzo Nobel NV	4,081,965
297,000	Heineken Holding NV	16,640,910
611,256	Royal Dutch Shell PLC, Class A	19,502,015
183,946	Unilever NV, ADR	7,230,917

		47,455,807

	Singapore—1.4%
539,000	United Overseas Bank Ltd.	8,440,069

	Spain—1.0%
669,070	Mediaset España Comunicacion SA(a)	5,818,227

	Switzerland—12.7%
298,000	Nestle SA, Registered, Sponsored ADR	19,602,440
304,545	Novartis AG, Registered	21,598,023
92,700	Roche Holding AG	23,024,362
38,415	Zurich Insurance Group AG	9,947,339

		74,172,164

	United Kingdom—5.4%
138,000	British American Tobacco PLC	7,048,291
143,583	Diageo PLC, Sponsored ADR	16,504,866
205,000	Unilever PLC, Sponsored ADR	8,292,250

		31,845,407

	United States—46.2%
94,535	3M Company	10,337,402
75,523	American National Insurance Company	7,512,273
568,045	Bank of New York Mellon Corporation/The	15,933,662
176,890	Baxter International, Inc.	12,253,170
80	Berkshire Hathaway Inc., Class A(a)	13,488,000

Shares		Value (Note 1)

	United States (continued)
30,626	Berkshire Hathaway Inc., Class B(a)	$3,427,662
627,475	Cisco Systems, Inc.	15,253,917
230,068	Comcast Corporation, Special Class A	9,126,798
211,695	ConocoPhillips	12,807,548
286,520	Devon Energy Corporation	14,864,658
129,850	Emerson Electric Company	7,082,019
12,250	Google Inc., Class A(a)	10,784,533
307,865	Halliburton Company	12,844,128
246,189	Johnson & Johnson	21,137,788
132,000	Joy Global, Inc.	6,405,960
445,800	Leucadia National Corporation	11,688,876
18,500	Mastercard, Inc., Class A	10,628,250
36,818	National Western Life Insurance Company, Class A	6,989,897
94,800	Philip Morris International, Inc.	8,211,576
76,952	Phillips 66	4,533,241
123,132	UniFirst Corporation	11,235,795
88,835	Union Pacific Corporation	13,705,464
163,415	Wal-Mart Stores, Inc.	12,172,783
437,085	Wells Fargo & Company	18,038,498

		270,463,898

	TOTAL COMMON STOCKS (Cost $314,824,209)	515,671,714

	REGISTERED INVESTMENT COMPANY—11.6%
68,057,006	Dreyfus Government Prime Cash Management (Cost $68,057,006)	68,057,006

Face Value

	U.S. TREASURY BILL—2.4%
$14,000,000	0.070%(b) due 12/12/13(c) (Cost $13,995,567)	13,995,856

TOTAL INVESTMENTS (Cost $396,876,782)	102.0%	597,724,576
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.5	2,810,950
OTHER ASSETS AND LIABILITIES (Net)	(2.5)	(14,784,353)

NET ASSETS	100.0%	$585,751,173

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At June 30, 2013, liquid assets totaling $13,995,856 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	14.8%
Pharmaceuticals, Biotechnology & Life Sciences	11.2
Insurance	9.6
Food	5.9
Banks	5.9
Beverage	5.7
Diversified Financials	4.7
Capital Goods	4.5
Media	3.7
Software & Services	3.7
Technology Hardware & Equipment	3.4
Tobacco	2.6
Household & Personal Products	2.6
Transportation	2.3
Health Care Equipment & Services	2.1
Food & Staples Retailing	2.1
Commercial Services & Supplies	1.9
Materials	0.7
Automobiles & Components	0.6

Total Common Stocks	88.0
Registered Investment Company	11.6
U.S. Treasury Bill	2.4
Unrealized Appreciation on Forward Contracts (Net)	0.5
Other Assets and Liabilities (Net)	(2.5)

Net Assets	100.0%

Portfolio Composition

June 30, 2013 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2013 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/13 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY(a)
10,000,000	Mexican Peso	JPM	1/21/14	$804,622	$754,099	$(50,523)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
4,000,000	European Union Euro	NTC	9/12/13	$(5,064,760)	$(5,201,183)	$(136,423)
7,000,000	European Union Euro	SSB	11/4/13	(9,097,270)	(9,104,565)	(7,295)
5,000,000	European Union Euro	NTC	12/2/13	(6,509,550)	(6,504,243)	5,307
10,000,000	European Union Euro	BNY	12/9/13	(13,058,100)	(13,008,997)	49,103
23,000,000	European Union Euro	NTC	2/24/14	(30,739,729)	(29,935,962)	803,767
10,000,000	European Union Euro	BNY	4/8/14	(12,872,001)	(13,019,497)	(147,496)
3,000,000	Great Britain Pound Sterling	NTC	9/12/13	(4,768,440)	(4,547,735)	220,705
4,000,000	Great Britain Pound Sterling	NTC	10/22/13	(6,417,399)	(6,062,289)	355,110
3,000,000	Great Britain Pound Sterling	BNY	12/9/13	(4,799,790)	(4,545,542)	254,248
4,000,000	Great Britain Pound Sterling	BNY	5/6/14	(6,184,360)	(6,056,111)	128,249
160,000,000	Japanese Yen	JPM	7/16/14	(1,806,766)	(1,618,207)	188,559
260,000,000	Japanese Yen	JPM	8/19/14	(2,815,132)	(2,632,150)	182,982
16,000,000	Mexican Peso	JPM	1/21/14	(1,218,492)	(1,206,558)	11,934
7,000,000	Singapore Dollar	SSB	12/9/13	(5,736,717)	(5,520,585)	216,132
4,000,000	Swiss Franc	NTC	9/12/13	(4,227,213)	(4,230,436)	(3,223)
9,250,000	Swiss Franc	BNY	10/22/13	(9,977,349)	(9,787,424)	189,925
8,000,000	Swiss Franc	JPM	11/4/13	(8,625,802)	(8,466,208)	159,594
7,500,000	Swiss Franc	BNY	12/2/13	(8,137,314)	(7,939,928)	197,386
7,000,000	Swiss Franc	NTC	2/24/14	(7,617,058)	(7,420,393)	196,665
3,500,000	Swiss Franc	BNY	4/8/14	(3,709,120)	(3,712,876)	(3,756)

TOTAL				$(153,382,362)	$(150,520,889)	$2,861,473

Unrealized Appreciation on Forward Contracts (Net)						$2,810,950

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
JPM	—	JPMorgan Chase Bank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—87.0%

	Australia—1.1%
2,310,000	Metcash Ltd.	$7,442,886

	Brazil—1.5%
1,667,680	Banco Santander Brasil SA, ADR	10,372,970

	France—7.7%
458,685	CNP Assurances	6,573,340
562,000	SCOR SE	17,221,897
605,000	Total SA	29,494,261

		53,289,498

	Germany—7.9%
450,500	Axel Springer AG	19,192,452
107,000	Muenchener Rueckversicherungs AG	19,666,459
160,500	Siemens AG	16,199,793

		55,058,704

	Italy—1.4%
457,200	Eni SpA	9,377,913

	Japan—0.3%
183,000	Mitsubishi Tanabe Pharma Corporation	2,367,292

	Mexico—0.5%
476,115	Arca Continental SAB de CV	3,630,300

	Netherlands—8.3%
222,000	Akzo Nobel NV	12,499,259
765,171	Royal Dutch Shell PLC, Class A	24,412,635
529,000	Unilever NV, CVA	20,803,950

		57,715,844

	Singapore—3.9%
873,000	DBS Group Holdings Ltd.	10,669,006
1,037,000	United Overseas Bank Ltd.	16,238,130

		26,907,136

	Switzerland—15.3%
755,525	ABB Ltd.	16,377,760
246,000	Nestle SA, Registered	16,107,065
389,200	Novartis AG, Registered	27,601,670
107,000	Roche Holding AG	26,576,124
76,260	Zurich Insurance Group AG	19,747,080

		106,409,699

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,540,216

	United Kingdom—19.5%
1,783,900	BAE Systems PLC	10,362,544
172,000	British American Tobacco PLC	8,784,826
856,700	Daily Mail & General Trust PLC, Class A	9,998,492

Shares		Value (Note 1)

	United Kingdom (continued)
510,700	Diageo PLC, Sponsored ADR	$14,561,993
4,667,000	G4S PLC	16,308,626
696,800	GlaxoSmithKline PLC	17,416,563
2,275,750	HSBC Holdings PLC	23,539,977
378,647	Imperial Tobacco Group PLC	13,093,823
371,400	Pearson PLC	6,596,232
264,615	Provident Financial PLC	5,975,941
1,719,878	Tesco PLC	8,644,647

		135,283,664

	United States—19.2%
61,000	Arthur J. Gallagher & Company	2,665,090
100,700	Automatic Data Processing, Inc.	6,934,202
1,174,255	Cisco Systems, Inc.	28,546,139
221,100	ConocoPhillips	13,376,550
247,700	Emerson Electric Company	13,509,559
313,625	Johnson & Johnson	26,927,843
50,970	Lockheed Martin Corporation	5,528,207
111,405	Philip Morris International, Inc.	9,649,901
74,000	Phillips 66	4,359,340
270,500	Sysco Corporation	9,240,280
304,900	Wells Fargo & Company	12,583,223

		133,320,334

	TOTAL COMMON STOCKS (Cost $506,616,111)	603,716,456

	REGISTERED INVESTMENT COMPANY—10.5%
72,491,957	Dreyfus Government Prime Cash Management (Cost $72,491,957)	72,491,957

Face Value

	U.S. TREASURY BILLS—3.0%
$6,000,000	0.070%(a) due 12/12/13	5,998,224
15,000,000	0.122%(a) due 08/15/13	14,999,199

	TOTAL U.S. TREASURY BILLS (Cost $20,995,841)	20,997,423

TOTAL INVESTMENTS (Cost $600,103,909)	100.5%	697,205,836
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(3,440,966)

NET ASSETS	100.0%	$693,764,870

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2013 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	14.5%
Energy	11.7
Banks	10.9
Insurance	9.5
Capital Goods	8.9
Food	5.3
Media	5.2
Tobacco	4.5
Technology Hardware & Equipment	4.1
Food & Staples Retailing	3.7
Beverage	2.6
Commercial Services & Supplies	2.4
Materials	1.8
Software & Services	1.0
Diversified Financials	0.9

Total Common Stocks	87.0
Registered Investment Company	10.5
U.S. Treasury Bills	3.0
Other Assets and Liabilities (Net)	(0.5)

Net Assets	100.0%

Portfolio Composition

June 30, 2013 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of June 30, 2013. See each respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$5,057,559,206	$5,057,559,206	$—	$—
Preferred Stocks	11,706,238	11,706,238	—	—
Registered Investment Company	876,963,665	876,963,665	—	—
U.S. Treasury Bill	136,976,109	—	136,976,109	—

Total Investments in Securities	6,083,205,218	5,946,229,109	136,976,109	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	86,133,213	—	86,133,213	—
Liability
Unrealized depreciation of forward exchange contracts	(10,751,699)	—	(10,751,699)	—

Total	$6,158,586,732	$5,946,229,109	$212,357,623	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II - Currency Unhedged
	Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$307,854,134	$307,854,134	$—	$—

	Value Fund
	Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$515,671,714	$515,671,714	$—	$—
Registered Investment Company	68,057,006	68,057,006	—	—
U.S. Treasury Bill	13,995,856	—	13,995,856	—

Total Investments in Securities	597,724,576	583,728,720	13,995,856	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	3,159,666	—	3,159,666	—
Liability
Unrealized depreciation of forward exchange contracts	(348,716)	—	(348,716)	—

Total	$600,535,526	$583,728,720	$16,806,806	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$603,716,456	$603,716,456	$—	$—
Registered Investment Company	72,491,957	72,491,957	—	—
U.S. Treasury Bills	20,997,423	—	20,997,423	—

Total Investments in Securities	$697,205,836	$676,208,413	$20,997,423	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

The following is a reconciliation of the Global Value Fund’s Level 3 investments. The Level 3 security listed below was fair valued on March 31, 2013 pursuant to the Funds’ fair value procedures. It was transferred to Level 1 due to active trading volume. Transfers in and out of Level 3 are recognized at the end of the reporting period.

Equity Securities
Balance as of March 31, 2013	$479,434
Transfers out	(465,043)
Change in unrealized appreciation (depreciation)	(14,391)

Balance as of June 30, 2013	$—

At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of June 30, 2013, a security with an end of period value of $142,347 held by Global Value Fund II – Currency Unhedged was transferred from Level 2 into Level 1, due to active trading volume.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by the Global Value Fund, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2013:

Shares Held at 3/31/13	Name of Issuer	Value at 3/31/13	Purchase Cost	Sales Proceeds	Value at 6/30/13	Shares Held at 6/30/13
218,165	Coltene Holding AG	$10,528,687	$—	$—	$10,387,712	218,165
53,473	Phoenix Mecano AG	26,653,209	—	—	25,955,161	53,473
185,918	PubliGroupe SA, Registered	28,213,123	—	—	22,793,942	185,918
248,117	Siegfried Holding AG	32,359,100	—	—	33,514,086	248,117
4,795,392	Sol SpA	28,313,232	—	—	32,381,924	4,795,392
		$126,067,351	$ —	$ —	$125,032,825

2. Tax Information

As of June 30, 2013, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$4,262,543,068
Global Value Fund II – Currency Unhedged	$278,807,266
Value Fund	$396,876,782
Worldwide High Dividend Yield Value Fund	$600,103,909

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at June 30, 2013 for each Fund is as follows:

	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Global Value Fund	$1,915,275,726	$(94,613,576)	$1,820,662,150
Global Value Fund II – Currency Unhedged	$38,263,636	$(9,216,768)	$29,046,868
Value Fund	$207,061,004	$(6,213,210)	$200,847,794
Worldwide High Dividend Yield Value Fund	$109,025,203	$(11,923,276)	$97,101,927

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	August 23, 2013

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	August 23, 2013

*	Print the name and title of each signing officer under his or her signature.